Share-Based Payments - Activities in Stock Option Plans (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Number of stock options (thousands)
Beginning balance (in shares) | shares	3,397	4,809
Granted (in shares) | shares	369	396
Exercised (in shares) | shares	(437)	(1,245)
Forfeited (in shares) | shares	(4)	(128)
Expired (in shares) | shares	(317)	(435)
Ending balance (in shares) | shares	3,008	3,397
Weighted average exercise price
Weighted average exercise price, beginning balance (in CAD per share) | CAD	CAD 34.19	CAD 34.79
Weighted average exercise price, granted (in CAD per share) | CAD	48.20	40.16
Weighted average exercise price, exercised (in CAD per share) | CAD	34.70	31.45
Weighted average exercise price, forfeited (in CAD per share) | CAD	47.96	50.43
Weighted average exercise price, expired (in CAD per share) | CAD	52.54	49.30
Weighted average exercise price, ending balance, (in CAD per share) | CAD	CAD 33.88	CAD 34.19
Exercisable, December 31 (in shares) | shares	2,071	2,440
Weighted average exercise price, exercisable (in CAD per share) | CAD	CAD 29.76	CAD 32.60